UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3310

Name of Fund: Merrill Lynch Retirement Reserves Money Fund

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
        Retirement Reserves Money Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 04/30/03

Date of reporting period: 11/01/02 - 04/30/03

Item 1 - Attach shareholder report

[LOGO] Merrill Lynch Investment Managers

Semi-Annual Report
April 30, 2003

Merrill Lynch
Retirement
Reserves
Money Fund
Of Merrill Lynch Retirement Series Trust

www.mlim.ml.com

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2003

DEAR SHAREHOLDER
--------------------------------------------------------------------------------

For the six-month period ended April 30, 2003, Merrill Lynch Retirement Reserves Money Fund's Class I and Class II Shares had net annualized yields of 1.08%* and ..88%,* respectively. The Fund's Class I and Class II Shares had 7-day yields as of April 30, 2003 of .95% and .75%, respectively.

The average portfolio maturity for Merrill Lynch Retirement Reserves Money Fund at April 30, 2003 was 60 days compared to 56 days at October 31, 2002.

Economic Environment

During the six-month period ended April 30, 2003, the U.S. economy experienced a slowdown in growth that was more pronounced than many had anticipated. Revised first quarter gross domestic product was an anemic 1.9%, and based on initial estimates, the second quarter appears as though it will be at 1% or below. Non-farm payroll growth was negative for the three months ended April 30, 2003. Consumer confidence has eroded as the war in Iraq, and the resulting spike in oil prices, put consumers in a pinch. There were some positive earnings reports, but most were more attributable to cost cutting rather than improving business conditions. One positive has been the impressive spread tightening in the corporate bond market, which allowed companies that were previously excluded to gain renewed access to capital. Political wrangling has clouded the prospects for meaningful fiscal stimulus, but we believe that the scaled down version of the President's tax proposal should help the economy in the second half of the year.

The U.S. Treasury market was quite volatile during the past several months as spotty economic data, combined with the ebb and flow of the Iraqi war, left investors struggling to project the course of interest rates. While the Federal Reserve Board remains confident that the conditions for economic growth are in place, they recently moved to an easing bias in light of persistent disinflation. Many investors believe that continued weak numbers, not negatively influenced by the war, will lead the Federal Reserve Board to ease monetary policy again at the next meeting in late June 2003 and, as such, have moved yields in the front end back to historical lows. The Federal Reserve Board has expressed concern about dropping overnight rates too low and could resort to "unconventional" methods (such as purchasing long-term U.S. Treasury securities) of monetary stimulus after lowering interest rates another 50 basis points (.50%).

Investment Strategy

During the past six months, short-end yields fell steadily. Earlier in the period, we were comfortable adding longer-dated fixed rate securities, given the likelihood of further interest rate cuts and the positive slope of the yield curve between one year and two years. We favored callable notes, as in periods of high volatility these bonds offer both superior yields and option adjusted spreads compared to straight bullet structures.

The yield curve has flattened dramatically and as it is our view that the curve could steepen again in the next six months, we are being mindful of our entry points on longer-dated securities. Our focus has turned to variable rate product, which in this current environment provides yields equal to or exceeding those of one-year fixed rate bank paper. With variable rates we are able to incur minimal interest rate risk, which could prove vital when

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2003

market sentiment shifts and interest rates do begin to head higher. As our view has changed very little during the six-month period ended April 30, 2003, the Fund's average life has been in a relatively narrow range between 55 days and 65 days for the majority of the period. However, more recently we have been content to let our average life drift lower during periods when external events have driven yields excessively low. The next few months will certainly represent a very important period as investors and the Federal Reserve Board digest economic numbers to determine whether the economy is truly on the road to recovery or if more aggressive monetary stimulus will be required.

The Fund's portfolio composition at the end of the April period and as of our last report to shareholders is detailed below:

--------------------------------------------------------------------------------
                                                         4/30/03       10/31/02
--------------------------------------------------------------------------------
Bank Notes .......................................         2.0%           0.7%
Certificates of Deposit--European ................         1.5            0.6
Certificates of Deposit--Yankee ..................        10.6            6.8
Commercial Paper .................................        30.2           35.2
Corporate Notes ..................................         6.2            7.6
Funding Agreements ...............................         5.0            3.9
Municipal Bonds ..................................         0.7            0.7
Repurchase Agreements ............................         2.2            0.9
U.S. Government, Agency &
   Instrumentality Obligations--
   Discount ......................................         1.8            2.8
U.S. Government, Agency &
   Instrumentality Obligations--
   Non-Discount ..................................        41.6           42.3
Liabilities in Excess of Other Assets ............        (1.8)          (1.5)
                                                         -----          -----
Total ............................................       100.0%         100.0%
                                                         =====          =====
--------------------------------------------------------------------------------

In Conclusion

We appreciate your continued interest in Merrill Lynch Retirement Reserves Money Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Donaldo S. Benito

Donaldo S. Benito
Vice President and Portfolio Manager

May 29, 2003

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2003


SCHEDULE OF INVESTMENTS                                           (in Thousands)

                          Face       Interest     Maturity
Issue                    Amount        Rate*        Date          Value
========================================================================
 Bank Notes--2.0%
========================================================================
National City Bank      $ 50,000      1.309+%     5/19/2003   $   50,001
of Indiana
------------------------------------------------------------------------
National City Bank        26,000      1.32+       3/03/2004       26,004
of Ohio
------------------------------------------------------------------------
U.S. Bank, NA             52,000      1.639+     12/02/2003       52,059
------------------------------------------------------------------------
Total Bank Notes (Cost--$128,115) .........................      128,064
========================================================================
 Certificates of Deposit--European--1.5%
========================================================================
Barclays Bank PLC         54,000      1.25        5/06/2003       54,000
------------------------------------------------------------------------
Lloyds TSB Bank PLC       42,000      2.625       6/05/2003       42,057
------------------------------------------------------------------------
Total Certificates of Deposit--European
(Cost--$96,005) ...........................................       96,057
========================================================================
 Certificates of Deposit--Yankee--10.6%
========================================================================
ABN-AMRO Bank NV          27,500      2.595       6/11/2003       27,543
------------------------------------------------------------------------
Abbey National            16,500      2.675       5/23/2003       16,515
Treasury Services         54,000      1.29+       3/12/2004       53,995
PLC
------------------------------------------------------------------------
BNP Paribas               68,000      1.29+       3/08/2004       67,997
------------------------------------------------------------------------
Canadian Imperial         54,000      1.25        5/05/2003       54,000
Bank of Commerce          28,000      2.615       5/30/2003       28,031
                          67,000      1.33+       5/14/2004       67,000
------------------------------------------------------------------------
Deutsche Bank AG          49,000      1.30+      10/20/2003       49,000
------------------------------------------------------------------------
Nordea Bank PLC           80,000      1.255+      9/09/2003       79,996
------------------------------------------------------------------------
Societe Generale          65,000      1.30+       2/12/2004       64,997
------------------------------------------------------------------------
Svenska                   20,000      2.50        6/13/2003       20,030
Handelsbanken AB
------------------------------------------------------------------------
SwedBank Inc.             65,000      1.259+      6/20/2003       64,997
------------------------------------------------------------------------
Toronto-Dominion          15,000      2.49        7/14/2003       15,038
Bank                      45,000      1.26+       9/26/2003       44,994
------------------------------------------------------------------------
Westdeutsche              26,700      1.27        5/27/2003       26,700
Landesbank
Girozentrale
------------------------------------------------------------------------
Total Certificates of Deposit--Yankee
(Cost--$680,677) ..........................................      680,833
========================================================================
 Commercial Paper--30.2%
========================================================================
Apreco, Inc.              17,000      1.25        5/14/2003       16,992
                          27,000      1.25        5/22/2003       26,979
------------------------------------------------------------------------
Aspen Funding Corp.       20,000      1.26        5/14/2003       19,990
                          18,000      1.27        5/14/2003       17,991
                          37,000      1.26        6/04/2003       36,955
------------------------------------------------------------------------
Barclays Bank PLC         10,700      1.26        6/10/2003       10,685
------------------------------------------------------------------------
CC (USA) Inc.             14,000      1.26        6/17/2003       13,976
(Centauri)
------------------------------------------------------------------------
Clipper Receivables       51,000      1.26        7/15/2003       50,864
Corp.
------------------------------------------------------------------------
Comision Federal          49,000      1.28        5/20/2003       48,967
de Electricidad           59,000      1.28        5/28/2003       58,943
------------------------------------------------------------------------
Corporate                 40,000      1.25        6/02/2003       39,954
Receivables Corp.         26,900      1.26        6/05/2003       26,866
                          26,000      1.265       6/10/2003       25,963
------------------------------------------------------------------------
Delaware Funding          40,096      1.26        6/03/2003       40,048
Corp.
------------------------------------------------------------------------
FCAR Owner Trust          60,000      1.27        5/21/2003       59,957
------------------------------------------------------------------------
Falcon Asset              23,916      1.27        5/01/2003       23,915
Securitization            19,000      1.26        5/07/2003       18,995
                          16,000      1.26        5/09/2003       15,995
                          15,000      1.26        5/19/2003       14,990
                          99,000      1.27        5/20/2003       98,930
                          27,084      1.26        5/22/2003       27,063
------------------------------------------------------------------------
Forrestal Funding         35,000      1.25        5/12/2003       34,985
Master Trust              38,000      1.26        5/27/2003       37,964
------------------------------------------------------------------------
Goldman Sachs             25,000      1.26        5/22/2003       24,981
Group, Inc.               33,000      1.29+      10/09/2003       32,816
                          87,000      1.31+      10/10/2003       87,000
------------------------------------------------------------------------
Greyhawk Funding,         46,000      1.27        5/19/2003       45,970
LLC                       29,000      1.26        5/21/2003       28,979
                          50,000      1.27        5/21/2003       49,963
------------------------------------------------------------------------
Kitty Hawk                60,000      1.27        5/20/2003       59,958
Funding Corp.             19,000      1.26        5/23/2003       18,985
------------------------------------------------------------------------
Morgan Stanley            50,000      1.39+       5/15/2003       50,000
Dean Witter & Co.         10,700      1.393+      5/20/2003       10,700
                          25,000      1.39+       5/22/2003       25,000
                          26,000      1.393+     10/20/2003       26,000
                          55,000      1.39+      12/02/2003       55,000
                          55,000      1.393+     12/02/2003       55,000
------------------------------------------------------------------------
Newport Funding           20,000      1.25        5/12/2003       19,992
Corp.
------------------------------------------------------------------------
Nordea North              26,000      1.26        5/28/2003       25,975
America Inc.
------------------------------------------------------------------------
Old Line Funding          22,745      1.25        5/07/2003       22,739
Corp.                     13,000      1.25        5/13/2003       12,994
------------------------------------------------------------------------
Park Avenue               75,000      1.26        6/04/2003       74,908
Receivables Corp.
------------------------------------------------------------------------
Preferred Receivables     35,000      1.24        5/09/2003       34,989
Funding Corp.             46,000      1.25        5/12/2003       45,981
------------------------------------------------------------------------
Salomon, Smith            56,000      1.31+       5/08/2003       56,000
Barney Holdings,
Inc.
------------------------------------------------------------------------
Sheffield Receivables     27,000      1.25        5/02/2003       26,998
Corporation               15,000      1.25        5/05/2003       14,997
                          43,000      1.25        5/07/2003       42,990
                          27,000      1.26        5/19/2003       26,982
------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2003

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

                          Face       Interest     Maturity
Issue                    Amount        Rate*        Date          Value
========================================================================
 Commercial Paper (concluded)
========================================================================
Spintab AB              $ 60,000      1.25 %      7/24/2003   $   59,822
------------------------------------------------------------------------
SwedBank                  16,000      1.26        6/23/2003       15,970
------------------------------------------------------------------------
Toyota Motor              23,500      1.25        6/11/2003       23,466
Credit Corp.
------------------------------------------------------------------------
Tulip Funding             91,000      1.26        5/28/2003       90,911
Corporation
------------------------------------------------------------------------
Variable Funding           9,619      1.26        5/01/2003        9,619
Capital Corp.
------------------------------------------------------------------------
Total Commercial Paper (Cost--$1,943,831) .................    1,943,652
========================================================================
 Corporate Notes--6.2%
========================================================================
American Honda            25,000      1.31+       9/04/2003       25,011
Finance Corp.             12,500      1.249+     10/06/2003       12,505
------------------------------------------------------------------------
Associates Corp. of       34,000      1.36+       6/26/2003       34,000
North America
------------------------------------------------------------------------
BMW US Capital            21,000      1.308+     12/10/2003       21,000
Corp.
------------------------------------------------------------------------
General Electric           5,000      1.399+     10/22/2003        5,003
Capital Corp.             69,000      1.429+      4/22/2004       69,105
                          62,500      1.35+       5/14/2004       62,500
------------------------------------------------------------------------
Goldman Sachs             27,000      1.539+      5/12/2004       26,993
Group, Inc.
------------------------------------------------------------------------
Holmes Financing          28,900      1.31+      10/15/2003       28,900
(No. 6) PLC
------------------------------------------------------------------------
Morgan Stanley            50,000      1.41+       5/14/2004       50,000
Dean Witter & Co.
------------------------------------------------------------------------
Northern Rock PLC         28,000      1.34+      11/19/2003       27,998
------------------------------------------------------------------------
Salomon, Smith            13,000      1.62+       8/11/2003       13,006
Barney Holdings, Inc.
------------------------------------------------------------------------
Wal-Mart Stores,          25,400      4.878       6/01/2003       25,470
Inc.
------------------------------------------------------------------------
Total Corporate Notes (Cost--$401,468) ....................      401,491
========================================================================
 Funding Agreements--5.0%
========================================================================
GE Life and Annuity       50,000      1.368+      6/03/2003       50,000
Assurance Co.
------------------------------------------------------------------------
Hartford Life             50,000      1.358+     12/01/2003       50,000
Insurance Company
------------------------------------------------------------------------
Jackson National Life     50,000      1.388+      5/01/2003       50,000
Insurance Co.             50,000      1.40+       5/03/2004       50,000
------------------------------------------------------------------------
Metropolitan Life         32,000      1.418+      2/02/2004       32,000
Insurance Company
------------------------------------------------------------------------
Monumental Life           30,000      1.453+     11/14/2003       30,000
Insurance Company
------------------------------------------------------------------------
New York Life             40,000      1.368+      5/30/2003       40,000
Insurance Company
------------------------------------------------------------------------
The Travelers             20,000      1.368+      3/01/2004       20,000
Insurance Company
------------------------------------------------------------------------
Total Funding Agreements (Cost--$322,000) .................      322,000
========================================================================
 Municipal Bonds--0.7%
========================================================================
California State,         48,000      1.32+       6/20/2003       48,000
Revenue Anticipation
Notes
------------------------------------------------------------------------
Total Municipal Bonds (Cost--$48,000) .....................       48,000
========================================================================
 U.S. Government, Agency & Instrumentality
 Obligations--Discount--1.8%
========================================================================
Fannie Mae                26,100      1.235       8/06/2003       26,019
                          23,600      1.23        8/22/2003       23,515
                          53,600      1.30        4/02/2004       53,010
------------------------------------------------------------------------
Freddie Mac               13,400      1.275       2/26/2004       13,269
Participation
Certificates
------------------------------------------------------------------------
Total U.S. Government, Agency & Instrumentality
Obligations--Discount (Cost--$115,723) ....................      115,813
========================================================================
 U.S. Government, Agency & Instrumentality
 Obligations--Non-Discount--41.6%
========================================================================
Fannie Mae                40,000      4.625       5/15/2003       40,054
                         110,000      1.168+      6/09/2003      109,994
                          47,000      1.079+      6/16/2003       46,995
                          30,000      1.17+       8/01/2003       30,000
                          19,000      4.00        8/15/2003       19,156
                          69,000      1.27+       9/19/2003       68,997
                          64,500      4.75       11/14/2003       65,734
                          60,000      1.172+     12/03/2003       59,998
                         140,000      1.381+      1/14/2004      140,000
                          41,000      1.169+      1/22/2004       40,998
                         103,000      1.203+      2/13/2004      102,986
                          12,500      5.125       2/13/2004       12,774
                          19,000      3.75        5/12/2004       19,012
                         140,000      1.185+      5/27/2004      139,932
                          13,500      3.00        6/15/2004       13,764
                          46,500      6.50        8/15/2004       49,605
                          20,000      2.46        8/19/2004       20,079
                          11,000      2.69        8/27/2004       11,014
                          79,000      1.186+     10/29/2004       78,961
                          11,000      2.625      11/04/2004       11,089
                          14,000      2.25       11/22/2004       14,009
                          11,000      2.20        1/14/2005       11,089
                          10,500      2.15        1/28/2005       10,586
                          34,800      2.03        3/10/2005       34,833
                          10,800      2.00        4/08/2005       10,881
------------------------------------------------------------------------
Federal Farm              60,000      4.25        7/01/2003       60,300
Credit Bank               27,000      1.188+      3/01/2004       26,993
                         110,000      1.188+      3/01/2004      109,982
                          56,000      1.181+      3/16/2004       55,980
                          50,000      1.25+       3/16/2004       49,991
                          33,000      1.25+       4/15/2004       32,994
                          55,000      1.136+      6/21/2004       54,995
                          28,000      1.27+       8/06/2004       27,995
                          27,000      1.27+      11/04/2004       27,000
                         107,000      1.215+     12/15/2004      107,000
                         135,000      1.28+      12/17/2004      135,000
                          46,400      1.27+       2/28/2005       46,391
                          36,000      1.23+       5/06/2005       35,989
                          23,000      1.249+      2/21/2006       22,987
                          15,000      1.279+      2/20/2008       14,993
------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2003

SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)

                          Face       Interest     Maturity
Issue                    Amount        Rate*        Date          Value
========================================================================
 U.S. Government, Agency & Instrumentality
 Obligations--Non-Discount (continued)
========================================================================
Federal Home            $ 72,000      4.50 %      5/15/2003   $   72,093
Loan Bank                 55,000      1.089+      6/17/2003       54,997
                          75,000      1.099+      9/15/2003       74,997
                           5,000      2.50       11/14/2003        5,036
                          63,300      1.17+      12/04/2003       63,300
                          15,900      4.875       4/16/2004       16,446
                          18,000      3.375       5/14/2004       18,397
                          39,300      1.26+       8/19/2004       39,290
                          11,000      2.35       11/22/2004       11,007
------------------------------------------------------------------------
Freddie Mac               40,500      4.50        8/15/2004       42,119
Participation             14,000      2.50        8/27/2004       14,059
Certificates              14,000      3.25       11/15/2004       14,374
                          14,000      2.23       11/19/2004       14,085
                          21,000      2.15        1/21/2005       21,154
                          11,000      2.10        2/25/2005       11,080
                          16,200      2.125       4/28/2005       16,266
------------------------------------------------------------------------
Student Loan              22,000      2.25        7/02/2003       22,041
Marketing                 50,000      1.291+      7/10/2003       50,000
Association               50,000      1.351+      1/09/2004       50,000
                          80,000      1.361+      2/12/2004       79,988
========================================================================
 U.S. Government, Agency & Instrumentality
 Obligations--Non-Discount (concluded)
========================================================================
U.S. Treasury Notes       13,400      1.50%       2/28/2005       13,418
------------------------------------------------------------------------
Total U.S. Government, Agency & Instrumentality
Obligations--Non-Discount (Cost--$2,672,745) ..............    2,675,277
------------------------------------------------------------------------
 Face
Amount                          Issue
========================================================================
 Repurchase Agreements--2.2%
========================================================================
$140,612            UBS AG purchased on 4/30/2003
                    to yield 1.33% to 5/01/2003,
                    repurchase price $140,617,
                    collateralized by Resolution
                    Funding STRIPS, 0% to 8.875%,
                    due 10/15/2003 to 4/15/2030                  140,612
------------------------------------------------------------------------
Total Repurchase Agreements (Cost--$140,612) ..............      140,612
------------------------------------------------------------------------
Total Investments (Cost--$6,549,176)--101.8% ..............    6,551,799

Liabilities in Excess of Other Assets--(1.8%) .............     (117,865)
                                                              ----------
Net Assets--100.0% ........................................   $6,433,934
                                                              ==========
------------------------------------------------------------------------

* Commercial Paper and certain U.S. Government, Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjusted periodically based upon appropriate indexes; the interest rates shown are the rates in effect at April 30, 2003.
+     Floating rate note.

      See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2003

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of April 30, 2003

Assets:         Investments, at value (identified cost--$6,549,175,906*) ...............                  $6,551,799,317
                Cash ...................................................................                             307
                Receivables:
                  Interest .............................................................  $ 17,474,859
                  Beneficial interest sold .............................................     4,969,963        22,444,822
                                                                                          ------------
                Prepaid registration fees and other assets .............................                         257,891
                                                                                                          --------------
                Total assets ...........................................................                   6,574,502,337
                                                                                                          --------------
------------------------------------------------------------------------------------------------------------------------
Liabilities:    Payables:
                  Securities purchased .................................................    85,989,200
                  Beneficial interest redeemed .........................................    50,663,502
                  Investment adviser ...................................................     2,329,369
                  Other affiliates .....................................................       964,956
                  Distributor ..........................................................        39,725       139,986,752
                                                                                          ------------
                Accrued expenses and other liabilities .................................                         581,833
                                                                                                          --------------
                Total liabilities ......................................................                     140,568,585
                                                                                                          --------------
------------------------------------------------------------------------------------------------------------------------
Net Assets:     Net assets .............................................................                  $6,433,933,752
                                                                                                          ==============
------------------------------------------------------------------------------------------------------------------------
Net Assets      Class I Shares of beneficial interest, $.10 par value, unlimited number
Consist of:     of shares authorized ...................................................                  $  619,523,585
                Class II Shares of beneficial interest, $.10 par value, unlimited number
                of shares authorized ...................................................                      23,607,449
                Paid-in capital in excess of par .......................................                   5,788,179,307
                Unrealized appreciation on investments--net ............................                       2,623,411
                                                                                                          --------------
                Net assets .............................................................                  $6,433,933,752
                                                                                                          ==============
------------------------------------------------------------------------------------------------------------------------
Net Asset       Class I--Based on net assets of $6,197,514,853 and 6,195,235,849
Value:          shares outstanding .....................................................                  $         1.00
                                                                                                          ==============
                Class II--Based on net assets of $236,418,899 and 236,074,491
                shares outstanding .....................................................                  $         1.00
                                                                                                          ==============
------------------------------------------------------------------------------------------------------------------------

* Cost for Federal income tax purposes. As of April 30, 2003, net unrealized appreciation for Federal income tax purposes amounted to $2,623,411, of which $2,893,687 related to appreciated securities and $270,276 related to depreciated securities.

      See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2003

Statement of Operations

                                                                                      For the Six Months Ended
                                                                                                April 30, 2003
---------------------------------------------------------------------------------------------------------------
Investment Income:      Interest and amortization of premium and discount earned                   $ 52,856,805
---------------------------------------------------------------------------------------------------------------
Expenses:               Investment advisory fees ...............................    $13,032,202
                        Transfer agent fees--Class I ...........................      3,600,245
                        Accounting services ....................................        438,632
                        Distribution fees--Class II ............................        249,107
                        Registration fees ......................................        224,903
                        Printing and shareholder reports .......................        148,401
                        Transfer agent fees--Class II ..........................        142,880
                        Trustees' fees and expenses ............................         93,038
                        Custodian fees .........................................         88,745
                        Professional fees ......................................         63,760
                        Pricing services .......................................         10,678
                        Other ..................................................         39,060
                                                                                    -----------
                        Total expenses .........................................                     18,131,651
                                                                                                   ------------
                        Investment income--net .................................                     34,725,154
                                                                                                   ------------
---------------------------------------------------------------------------------------------------------------
Realized &              Realized gain on investments--net ......................                        189,123
Unrealized Gain         Change in unrealized appreciation on investments--net ..                     (4,760,983)
(Loss) on                                                                                          ------------
Investments--Net:       Total realized and unrealized loss on investments--net .                     (4,571,860)
                                                                                                   ------------
                        Net Increase in Net Assets Resulting from Operations ...                   $ 30,153,294
                                                                                                   ============
---------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2003

Statements of Changes in Net Assets

                                                                                                 For the Six          For the
                                                                                                Months Ended        Year Ended
                                                                                                  April 30,         October 31,
Increase (Decrease) in Net Assets:                                                                  2003               2002
---------------------------------------------------------------------------------------------------------------------------------
Operations:          Investment income--net ..............................................    $    34,725,154     $   119,493,264
                     Realized gain on investments--net ...................................            189,123             564,792
                     Change in unrealized appreciation on investments--net ...............         (4,760,983)         (9,585,896)
                                                                                              ---------------     ---------------
                     Net increase in net assets resulting from operations ................         30,153,294         110,472,160
                                                                                              ---------------     ---------------
---------------------------------------------------------------------------------------------------------------------------------
Dividends &          Investment income--net:
Distributions to       Class I ...........................................................        (33,639,232)       (115,094,618)
Shareholders:          Class II ..........................................................         (1,085,922)         (4,398,646)
                     Realized gain on investments--net:
                       Class I ...........................................................           (181,968)           (541,471)
                       Class II ..........................................................             (7,155)            (23,321)
                                                                                              ---------------     ---------------
                     Net decrease in net assets resulting from dividends and distributions
                     to shareholders .....................................................        (34,914,277)       (120,058,056)
                                                                                              ---------------     ---------------
---------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest  Net decrease in net assets derived from beneficial
Transactions:        interest transactions ...............................................       (496,831,329)     (1,015,293,612)
                                                                                              ---------------     ---------------
---------------------------------------------------------------------------------------------------------------------------------
Net Assets:          Total decrease in net assets ........................................       (501,592,312)     (1,024,879,508)
                     Beginning of period .................................................      6,935,526,064       7,960,405,572
                                                                                              ---------------     ---------------
                     End of period .......................................................    $ 6,433,933,752     $ 6,935,526,064
                                                                                              ===============     ===============
---------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2003

Financial Highlights

                                                                                              Class I
                                                               --------------------------------------------------------------------
The following per share data and ratios have been derived      For the Six
from information provided in the financial statements.         Months Ended                For the Year Ended October 31,
                                                                 April 30,    -----------------------------------------------------
Increase (Decrease) in Net Asset Value:                            2003           2002          2001          2000           1999
-----------------------------------------------------------------------------------------------------------------------------------
Per Share           Net asset value, beginning of period ...   $     1.00     $     1.00    $     1.00    $     1.00    $      1.00
Operating                                                      ----------     ----------    ----------    ----------    -----------
Performance:        Investment income--net .................        .0053          .0163         .0460         .0583          .0474
                    Realized and unrealized gain (loss) on
                    investments--net .......................       (.0007)        (.0012)        .0021         .0010         (.0012)
                                                               ----------     ----------    ----------    ----------    -----------
                    Total from investment operations .......        .0046          .0151         .0481         .0593          .0462
                                                               ----------     ----------    ----------    ----------    -----------
                    Less dividends and distributions:
                      Investment income--net ...............       (.0053)        (.0163)       (.0460)       (.0583)        (.0474)
                      Realized gain on investments--net ....           --+        (.0001)       (.0002)           --             --
                                                               ----------     ----------    ----------    ----------    -----------
                    Total dividends and distributions ......       (.0053)        (.0164)       (.0462)       (.0583)        (.0474)
                                                               ----------     ----------    ----------    ----------    -----------
                    Net asset value, end of period .........   $     1.00     $     1.00    $     1.00    $     1.00    $      1.00
                                                               ==========     ==========    ==========    ==========    ===========
                    Total investment return ................         1.08%*         1.66%         4.73%         5.93%          4.84%
                                                               ==========     ==========    ==========    ==========    ===========
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average   Expenses ...............................          .55%*          .56%          .58%          .51%           .50%
Net Assets:                                                    ==========     ==========    ==========    ==========    ===========
                    Investment income and realized gain
                    on investments--net ....................         1.08%*         1.65%         4.68%         5.76%          4.75%
                                                               ==========     ==========    ==========    ==========    ===========
-----------------------------------------------------------------------------------------------------------------------------------
Supplemental        Net assets, end of period (in thousands)   $6,197,515     $6,669,287    $7,594,189    $9,303,582    $13,865,025
Data:                                                          ==========     ==========    ==========    ==========    ===========
-----------------------------------------------------------------------------------------------------------------------------------

*     Annualized.
+     Amount is less than $.0001 per share.

      See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2003

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                               Class II
                                                                -------------------------------------------------------------------
The following per share data and ratios have been derived       For the Six
from information provided in the financial statements.          Months Ended             For the Year Ended October 31,
                                                                  April 30,    ----------------------------------------------------
Increase (Decrease) in Net Asset Value:                             2003           2002          2001          2000          1999
-----------------------------------------------------------------------------------------------------------------------------------
Per Share           Net asset value, beginning of period ...    $     1.00     $     1.00    $     1.00    $     1.00    $     1.00
Operating                                                       ----------     ----------    ----------    ----------    ----------
Performance:        Investment income--net .................         .0043          .0144         .0440         .0566         .0454
                    Realized and unrealized gain (loss) on
                    investments--net .......................        (.0007)        (.0013)        .0021         .0010        (.0019)
                                                                ----------     ----------    ----------    ----------    ----------
                    Total from investment operations .......         .0036          .0131         .0461         .0576         .0435
                                                                ----------     ----------    ----------    ----------    ----------
                    Less dividends and distributions:
                      Investment income--net ...............        (.0043)        (.0143)       (.0440)       (.0566)       (.0454)
                      Realized gain on investments--net ....            --+        (.0001)       (.0002)           --            --
                                                                ----------     ----------    ----------    ----------    ----------
                    Total dividends and distributions ......        (.0043)        (.0144)       (.0442)       (.0566)       (.0454)
                                                                ----------     ----------    ----------    ----------    ----------
                    Net asset value, end of period .........    $     1.00     $     1.00    $     1.00    $     1.00    $     1.00
                                                                ==========     ==========    ==========    ==========    ==========
                    Total investment return ................           .88%*         1.46%         4.52%         5.72%         4.63%
                                                                ==========     ==========    ==========    ==========    ==========
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average   Expenses ...............................           .75%*          .76%          .79%          .71%          .71%
Net Assets:                                                     ==========     ==========    ==========    ==========    ==========
                    Investment income and realized gain on
                    investments--net .......................           .88%*         1.46%         4.57%         5.52%         4.54%
                                                                ==========     ==========    ==========    ==========    ==========
-----------------------------------------------------------------------------------------------------------------------------------
Supplemental        Net assets, end of period (in thousands)    $  236,419     $  266,239    $  366,217    $  593,339    $1,364,735
Data:                                                           ==========     ==========    ==========    ==========    ==========
-----------------------------------------------------------------------------------------------------------------------------------

*     Annualized.
+     Amount is less than $.0001 per share.

      See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2003

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. Significant Accounting Policies:

Merrill Lynch Retirement Reserves Money Fund (the "Fund") is a separate Fund offering separate classes of shares of Merrill Lynch Retirement Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which will comprise a series of separate portfolios offering a separate class of shares to participants in the retirement plans for which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") acts as passive custodian. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers multiple classes of shares. Class I and Class II Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Class II Shares bear certain expenses related to the distribution of such shares. Income, expenses (other than expenses attributed to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. At the present time, the Fund is the only series offered. The following is a summary of significant accounting policies consistently followed by the Fund.

(a) Valuation of investments -- Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For the purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments and assets for which market quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Repurchase agreements -- The Fund invests in U.S. government and agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the seller defaults and the fair value of the collateral declines, liquidation of the collateral of the Fund may be delayed or limited.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(e) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gains or losses on investments.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has entered

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2003

--------------------------------------------------------------------------------

into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .50% of the Fund's average daily net assets not exceeding $1 billion; .45% of average daily net assets in excess of $1 billion but not exceeding $2 billion; .40% of average daily net assets in excess of $2 billion but not exceeding $3 billion; .375% of average daily net assets in excess of $3 billion but not exceeding $4 billion; .35% of average daily net assets in excess of $4 billion but not exceeding $7 billion; .325% of average daily net assets in excess of $7 billion but not exceeding $10 billion; .30% of average daily net assets in excess of $10 billion but not exceeding $15 billion and .29% of average daily net assets in excess of $15 billion.

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing distribution fee accrued daily and paid monthly at the annual rate of ..20% of the Fund's average daily net assets attributable to Class II Shares. This fee is used to help defray the expenses associated with marketing activities and services related to Class II Shares.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended April 30, 2003, the Fund reimbursed MLIM $77,852 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of MLIM, FAMD, FDS, PSI, and/or ML & Co.

3. Shares of Beneficial Interest:

Net decrease in net assets derived from beneficial interest transactions was $496,831,329 and $1,015,293,612 for the six months ended April 30, 2003 and the year ended October 31, 2002, respectively.

Transactions in shares of beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class I Shares for the Six                                            Dollar
Months Ended April 30, 2003                   Shares                  Amount
--------------------------------------------------------------------------------
Shares sold ......................         8,128,056,310        $ 8,128,056,310
Shares issued to share-
holders in reinvestment
of dividends and
distributions ....................            33,783,294             33,783,294
                                         ---------------        ---------------
Total issued .....................         8,161,839,604          8,161,839,604
Shares redeemed ..................        (8,629,033,238)        (8,629,033,238)
                                         ---------------        ---------------
Net decrease .....................          (467,193,634)       $  (467,193,634)
                                         ===============        ===============
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Class I Shares for the Year                                          Dollar
Ended October 31, 2002                       Shares                  Amount
--------------------------------------------------------------------------------
Shares sold ....................         20,025,675,368        $ 20,025,675,368
Shares issued to share-
holders in reinvestment
of dividends and
distributions ..................            115,598,296             115,598,296
                                       ----------------        ----------------
Total issued ...................         20,141,273,664          20,141,273,664
Shares redeemed ................        (21,057,007,871)        (21,057,007,871)
                                       ----------------        ----------------
Net decrease ...................           (915,734,207)       $   (915,734,207)
                                       ================        ================
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class II Shares for the Six                                           Dollar
Months Ended April 30, 2003                     Shares                Amount
--------------------------------------------------------------------------------
Shares sold ........................          101,450,583         $ 101,450,583
Shares issued to share-
holders in reinvestment
of dividends and
distributions ......................            1,091,740             1,091,740
                                            -------------         -------------
Total issued .......................          102,542,323           102,542,323
Shares redeemed ....................         (132,180,018)         (132,180,018)
                                            -------------         -------------
Net decrease .......................          (29,637,695)        $ (29,637,695)
                                            =============         =============
--------------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2003

NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Class II Shares for the Year                                          Dollar
Ended October 31, 2002                           Shares               Amount
--------------------------------------------------------------------------------
Shares sold ........................          235,741,609         $ 235,741,609
Shares issued to share-
holders in reinvestment
of dividends and
distributions ......................            4,413,525             4,413,525
                                            -------------         -------------
Total issued .......................          240,155,134           240,155,134
Shares redeemed ....................         (339,714,539)         (339,714,539)
                                            -------------         -------------
Net decrease .......................          (99,559,405)        $ (99,559,405)
                                            =============         =============
--------------------------------------------------------------------------------

4. Reverse Repurchase Agreements:

Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing cash, cash equivalents or liquid high grade debt securities having a value at least equal to the repurchase price.

The Fund had no reverse repurchase agreements outstanding during the six months ended April 30, 2003.

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2003

OFFICERS AND TRUSTEES
--------------------------------------------------------------------------------

Terry K. Glenn, President and Trustee
James H. Bodurtha, Trustee
Joe Grills, Trustee
Herbert I. London, Trustee
Andre F. Perold, Trustee
Roberta Cooper Ramo, Trustee
Robert S. Salomon, Jr., Trustee
Stephen B. Swensrud, Trustee
Kevin J. McKenna, Senior Vice President
Donaldo S. Benito, Vice President
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary

Custodian

The Bank of New York
100 Church Street
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210

--------------------------------------------------------------------------------
Melvin R. Seiden, Trustee of Merrill Lynch Retirement Reserves Money Fund, has recently retired. The Fund's Board of Trustees wishes Mr. Seiden well in his retirement.
--------------------------------------------------------------------------------

[LOGO] Merrill Lynch Investment Managers
                                                               [GRAPHIC OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust
Box 9011
Princeton, NJ
08543-9011

[RECYCLED LOGO] Printed on post-consumer recycled paper             #10262--4/03

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (not answered until July 15, 2003 and only annually for funds)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (not answered until July 15, 2003 and only annually for funds)

Item 4 - Disclose annually only (not answered until December 15, 2003)

         (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

         (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and
                                  related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
                              (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

         (e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

         (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

         (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

         If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees.

         (Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A (not answered until July 1, 2003)

Item 8 -- Reserved

Item 9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act.
        Attached hereto.

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

            Merrill Lynch Retirement Reserves Money Fund


            By: /s/ Terry K. Glenn
                --------------------------
                Terry K. Glenn,
                President of
                Merrill Lynch Retirement Reserves Money Fund

            Date: June 23, 2003

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


            By: /s/ Terry K. Glenn
                --------------------------
                Terry K. Glenn,
                President of
                Merrill Lynch Retirement Reserves Money Fund

            Date: June 23, 2003


            By: /s/ Donald C. Burke
                --------------------------
                Donald C. Burke,
                Chief Financial Officer of
                Merrill Lynch Retirement Reserves Money Fund

            Date: June 23, 2003

            Attached hereto as an exhibit are the certifications pursuant to
            Section 906 of the Sarbanes-Oxley Act.